10-Q Significant accounting policies - Schedule of estimated useful life of property, plant and equipment (Details)	Mar. 31, 2026	Dec. 31, 2025
Minimum | Building and improvements
Property, plant and equipment, net
Estimated useful lives	10 years	10 years
Minimum | Furniture and fixtures
Property, plant and equipment, net
Estimated useful lives	3 years	3 years
Minimum | Machinery and equipment
Property, plant and equipment, net
Estimated useful lives	3 years	3 years
Minimum | Information technology
Property, plant and equipment, net
Estimated useful lives	3 years	3 years
Maximum | Building and improvements
Property, plant and equipment, net
Estimated useful lives	39 years	39 years
Maximum | Furniture and fixtures
Property, plant and equipment, net
Estimated useful lives	5 years	5 years
Maximum | Machinery and equipment
Property, plant and equipment, net
Estimated useful lives	7 years	7 years
Maximum | Information technology
Property, plant and equipment, net
Estimated useful lives	7 years	7 years